SCHEDULE OF ESTIMATED USEFUL LIVES OF AMORTIZATION (Details)	Dec. 31, 2022
Distribution Channels [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years